11. INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 778,000	$ 0
Federal AMT				57,000
State			258,000	0
Total Expense	387,000	31,000	1,036,000	57,000	57,000	0
Deferred
Federal				0
State				0
Total Deferred Taxes				0
Net Expense for Income Taxes			$ 1,036,000	$ 57,000